Marketable debt securities - Senior Unsecured Notes (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities	$ 27,350
Total financial liabilities	1,191,900	$ 1,224,066
Marketable debt securities
Financial liabilities
Total financial liabilities	$ 96,296	90,003
Rate (as a percent)	7.25%
Senior Unsecured Notes
Financial liabilities
Financial liabilities	$ 19,449	20,349
Accrued interest	109	113
Total financial liabilities	$ 19,558	$ 20,462
Rate (as a percent)	4.125%	4.125%